Advances to Suppliers, Net (Details) - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2024	Sep. 30, 2023
Battery Packs [Member]
Advances to Suppliers, Net [Line Items]
Prepayment	$ 13,557,140	$ 6,792,879
Intelligent Robots [Member]
Advances to Suppliers, Net [Line Items]
Prepayment	6,788,084	6,717,654
E Bicycles [Member]
Advances to Suppliers, Net [Line Items]
Prepayment	$ 540,144	$ 741,019